Advanced Subscription Agreements (As Restated)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Advanced Subscription Agreements (As Restated)

12. Advanced Subscription Agreements (As Restated)

Between September 2019 and March 2020, the Company entered into advanced subscription agreements (“ASAs”) with future investors resulting in gross proceeds of £5.6 million (approximately $7.1 million), of which £0.3 million (approximately $0.3 million) and £5.3 million (approximately $6.8 million) was received during the years ended December 31, 2020 and 2019, respectively. The ASAs were carried at fair value, pursuant to which, the associated liability was recorded at fair value and subsequently remeasured to fair value at each reporting date. During the years ended December 31, 2021 and 2020, the Company recognized losses of $4.5 million and $1.9 million, respectively, in the Consolidated Statements of Operations and Comprehensive Loss related to the change in the estimated fair value of the Advanced Subscription Agreements (see Note 5).

The holders of the ASAs had the following rights:

Automatic Conversion Feature

Upon issuance of the ASAs, the occurrence of either a Series C round financing or share sale triggering a change of control, the principal will automatically convert at an amount equal to 75.0% of the share price paid by the investors in the financing, but not exceed the valuation cap of £8.26 per share ($11.29 per share at December 31, 2020) for certain investors who participated in the ASA. If neither the Series C round financing or any share sale triggering a change of control has occurred by December 31, 2020 (the “Long Stop Date”), the principal will automatically convert into Common Shares of the Company at a prevailing price of £4.54 per common share ($6.20 per share at December 31, 2020).

During the year ended December 31, 2020, the Company agreed with all but eleven of the ASA participants to extend the Long Stop Date for the issue of their shares to July 31, 2021. Those participants who did not agree to an extension were issued ordinary shares of Legacy Wejo on December 31, 2020 based on the conversion of the original Long Stop Date, which were then converted into 178,583 common shares of the Company in connection with the Business Combination. On July 31, 2021, all outstanding ASAs converted into ordinary shares of Legacy Wejo, which were converted into 1,053,273 Common Shares of the Company in connection with the Business Combination.